Financial Risk Management - Contractual Maturities of Financial Liabilities (Parenthetical) (Detail) - Dec. 31, 2017 ₩ in Millions	KRW (₩)	USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - other and others, contractual cash flows | ₩	₩ 5,030,105
Celcom planet [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - other and others, contractual cash flows | $		$ 12,240,000